Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Gross realized gains	¥ 204	¥ 641	¥ 277
Gross realized losses	4,281	1,961	2,482
Investments in affiliated companies accounted for by the equity method	15,776	26,817
Canon's share of net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions)	(7,368)	10,471	(12,649)
Time deposits with original maturities of more than three months	125,497	95,814
Aggregate cost of non-marketable equity securities accounted for under the cost method	14,583	26,475
Aggregate cost of investments not evaluated for impairment	¥ 14,583	¥ 24,053